Schedule of Investments (unaudited)
August 31, 2026
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 Franklin Massachusetts Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.1%
American Samoa — 0.3%

American Samoa EDA Revenue, Series A	5.000%	9/1/38	$1,000,000	$999,717 (a)
California — 0.8%

Davis Joint, CA, USD, GO, Series 2020, BAM	3.000%	8/1/38	2,650,000	2,347,946
Guam — 2.5%
Guam Government, GO, Series 2019	5.000%	11/15/31	670,000	692,713 (b)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	3,000,000	2,760,362
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	825,000	838,635
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A	5.000%	1/1/50	1,500,000	1,510,784
Guam Port Authority Revenue:
Port Revenue Bonds, Series B	5.000%	7/1/29	400,000	408,964 (b)
Port Revenue Bonds, Series B	5.000%	7/1/30	465,000	474,482 (b)
Port Revenue Bonds, Series B	5.000%	7/1/34	200,000	203,040 (b)
Port Revenue Bonds, Series B	5.000%	7/1/35	400,000	405,444 (b)
Total Guam				7,294,424
Massachusetts — 87.4%
Boston, MA, GO:
Series A, Refunding	5.000%	6/1/45	2,865,000	3,053,618
Series A, Refunding	5.000%	6/1/46	1,250,000	1,324,502
Series B, Refunding	5.000%	6/1/43	1,500,000	1,611,994
Brockton, MA, GO:
Qualified Public Safety Facility Bonds, State Aid Withholding	5.000%	8/1/39	3,245,000	3,428,573
Qualified Public Safety Facility Bonds, State Aid Withholding	5.000%	8/1/40	1,755,000	1,844,754
Lowell, MA, Collegiate Charter School Revenue, Series 2019	5.000%	6/15/54	1,620,000	1,487,252
Massachusetts Bay, MA, Transportation Authority Assessment Revenue, Sustainable Green Bonds, Series A-2, Refunding	5.000%	7/1/52	3,365,000	3,416,027
Massachusetts State Bay, MA, Transportation Authority, Senior Sales Tax Revenue:
Series A, Refunding	5.000%	7/1/48	1,050,000	1,082,312
Series A, Refunding	5.000%	7/1/56	5,000,000	5,088,573
Series A-2, Refunding	5.000%	7/1/44	2,400,000	2,417,438
Series B, Refunding	5.250%	7/1/55	2,500,000	2,594,981
Subordinated, Series A, Refunding	5.000%	7/1/44	1,000,000	1,051,698
Subordinated, Series A-2, Refunding	5.000%	7/1/46	4,475,000	4,501,342
Massachusetts State Clean Water Trust Revenue:
State Revolving Fund, Green Bonds, Series 25B	5.000%	2/1/41	400,000	423,615
State Revolving Fund, Green Bonds, Series 25B	5.000%	2/1/43	1,450,000	1,526,764
State Revolving Fund, Green Bonds, Series 27, Refunding	5.000%	2/1/43	2,000,000	2,146,800
State Revolving Fund, Green Bonds, Series 27, Refunding	5.000%	2/1/45	500,000	531,610
Massachusetts State College Building Authority Revenue, State University Program, Series A	5.250%	5/1/56	1,000,000	1,036,654
Massachusetts State DFA Revenue:
Baystate Medical Center, Series N	5.000%	7/1/34	1,000,000	1,001,011
Bentley University, Series 2025	5.000%	7/1/55	750,000	751,214
Bentley University, Series A, Refunding	4.000%	7/1/37	1,000,000	978,662
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Bentley University, Series A, Refunding	4.000%	7/1/38	$700,000	$670,543
Bentley University, Series A, Refunding	4.000%	7/1/39	1,400,000	1,317,254
Berklee College of Music, Series 2026, Refunding	5.000%	10/1/39	300,000	325,968
Beth Israel Lahey Health, Series K, Refunding	5.000%	7/1/33	665,000	694,104
Beth Israel Lahey Health, Series K, Refunding	5.000%	7/1/34	1,000,000	1,040,468
Beth Israel Lahey Health, Series K, Refunding	5.000%	7/1/35	500,000	518,570
Beth Israel Lahey Health, Series M	5.000%	7/1/34	2,500,000	2,726,363
Beth Israel Lahey Health, Series N, Refunding	5.250%	7/1/45	2,250,000	2,386,325
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	2,945,000	2,878,175
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	2,000,000	1,942,453
Boston University, Series A-2	5.000%	10/1/33	1,250,000	1,377,281 (c)(d)
Boston University, Series B, Refunding	5.000%	10/1/31	1,000,000	1,083,660 (c)(d)
Boston University, Series B-1	5.000%	10/1/46	2,500,000	2,504,770
Boston University, Series B-2	5.000%	10/1/48	2,500,000	2,582,303
Boston University, Series F, Refunding	5.000%	10/1/48	3,075,000	3,161,210
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	765,000	786,560
Broad Institute Inc., Refunding	5.000%	4/1/37	1,000,000	1,012,194
Brown University Health Obligated Group, Series A	5.500%	8/15/50	4,000,000	4,154,930
Caregroup, Series I, Refunding	5.000%	7/1/36	935,000	935,498
Caregroup, Series I, Refunding	5.000%	7/1/38	500,000	500,209
Caregroup, Series J-2	5.000%	7/1/32	2,765,000	2,840,885
Carleton-Willard Village, Series 2019, Refunding	4.000%	12/1/42	485,000	440,677
Carleton-Willard Village, Series 2019, Refunding	5.000%	12/1/42	525,000	526,989
CHF Merrimack, Inc., Series A	5.000%	7/1/54	1,200,000	1,109,838 (a)
CHF Wentworth Inc. Issue, Pike Student Housing Project, Series C	6.125%	7/1/66	1,600,000	1,549,783 (a)
College of The Holy Cross Issue, Series A, Refunding	5.000%	9/1/45	700,000	741,796
College of The Holy Cross Issue, Series A, Refunding	5.000%	9/1/46	300,000	316,019
Dana-Farber Cancer Institute, Series Q, Refunding	5.000%	12/1/36	1,100,000	1,208,357
Dana-Farber Cancer Institute, Series Q, Refunding	5.000%	12/1/47	2,250,000	2,306,621
Dana-Farber Cancer Institute, Series Q, Refunding	5.500%	12/1/56	1,825,000	1,897,251
Dexter Southfield, Series 2015, Refunding	5.000%	5/1/41	2,000,000	2,000,184
Emerson College, Series A, Refunding	5.000%	1/1/40	1,570,000	1,570,300
Emmanuel College, Green Bonds, Series A, Refunding	5.000%	10/1/43	1,500,000	1,428,055
Fisher College, Series 2017, Refunding	5.000%	4/1/37	835,000	836,263
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,120,000	1,120,295
Harvard University, Series A, Refunding	4.000%	2/15/36	1,500,000	1,570,839
Harvard University, Series B, Refunding	5.000%	2/15/34	2,500,000	2,805,677
Lasell University, Series 2021, Refunding	4.000%	7/1/40	2,160,000	1,905,217
Lasell University, Series 2021, Refunding	4.000%	7/1/50	1,500,000	1,199,380
Lasell Village, Inc., Series 2025	5.250%	7/1/50	750,000	757,770
Lasell Village, Inc., Series 2025	5.250%	7/1/55	1,000,000	1,002,997
Linden Ponds, Inc. Facility, Series 2018	5.000%	11/15/38	2,100,000	2,130,865 (a)
Loomis Communities, Series 2021	4.000%	1/1/36	385,000	380,736
Loomis Communities, Series 2021	4.000%	1/1/51	100,000	85,269
Loomis Communities, Series 2022, Refunding	4.000%	1/1/31	1,000,000	1,009,462 (a)
Loomis Communities, Series 2022, Refunding	4.000%	1/1/36	395,000	390,625 (a)
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Loomis Communities, Series 2022, Refunding	4.000%	1/1/51	$520,000	$443,401 (a)
Lowell Community Charter Public School Project, Series 2026	5.375%	7/1/56	1,000,000	960,591 (a)
Mass General Brigham, Series D, Refunding	5.000%	7/1/54	1,000,000	1,016,261
Mass General Brigham, Series F	5.000%	7/1/42	685,000	722,755
Mass General Brigham, Series F	5.000%	7/1/44	1,250,000	1,307,093
Mass General Brigham, Series F	5.000%	7/1/46	750,000	776,759
MCPHS University, Series H, Refunding	5.000%	7/1/37	450,000	450,366
Merrimack College, Series 2022	5.000%	7/1/52	1,000,000	918,695
Merrimack College, Series B	4.000%	7/1/42	450,000	380,211
Merrimack College, Series B	4.000%	7/1/50	1,825,000	1,429,414
Middlesex School, Series 2024	4.250%	7/1/54	1,600,000	1,414,194
Milford Regional Medical Center, Series G, Refunding	5.000%	7/15/46	1,000,000	1,079,238 (e)
Newbridge Charles Inc., Refunding	5.000%	10/1/37	1,000,000	1,007,599 (a)
Northeastern University, Refunding	5.000%	10/1/44	2,000,000	2,077,315
Northeastern University, Series A	5.250%	10/1/47	1,500,000	1,592,750
Olin College, Series E, Refunding	4.000%	11/1/43	150,000	136,461
Olin College, Series F, Refunding	5.000%	11/1/42	950,000	987,331
Olin College, Series F, Refunding	4.125%	11/1/43	1,250,000	1,130,909
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	252,592
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	685,887
SABIS International Charter School, Series 2015, Refunding	5.000%	4/15/33	670,000	670,066
Salem Community Corp., Series 2022, Refunding	5.000%	1/1/30	465,000	474,287
Salem Community Corp., Series 2022, Refunding	5.000%	1/1/31	980,000	1,000,415
Series B, Refunding, AG	0.000%	1/1/28	2,000,000	1,923,084
Series B, Refunding, AG	0.000%	1/1/29	2,000,000	1,863,311
Series H, Refunding, AG	5.250%	10/1/33	1,105,000	1,126,215
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	100,000	94,452
Seven Hills Foundation and Affiliates, Series 2025, Refunding	6.000%	9/1/50	750,000	800,530
Seven Hills Foundation and Affiliates, Series 2025, Refunding	6.000%	9/1/55	500,000	529,634
Simmons University, Series N, Refunding	5.000%	10/1/43	1,750,000	1,510,735
Smith College, Series 2026	5.000%	9/1/32	500,000	555,689
Social Bonds, Series C	4.000%	11/1/51	1,335,000	1,146,870
South Shore Hospital, Refunding, Series I	5.000%	7/1/32	1,600,000	1,600,477
Southcoast Health System Obligated Group, Series G, Refunding	5.000%	7/1/38	300,000	309,296
Southcoast Health System Obligated Group, Series G, Refunding	5.000%	7/1/39	350,000	358,914
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,850,000	1,584,128
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	3,250,000	3,149,135
Springfield College, Series A	4.000%	6/1/56	1,000,000	715,610
Suffolk University, Series 2021	4.000%	7/1/51	4,070,000	3,258,159
Suffolk University, Series 2021, AG-Credit Reinsurance	4.000%	7/1/51	2,000,000	1,689,810
Suffolk University, Series A, Refunding, AG-Credit Reinsurance	4.000%	7/1/45	1,700,000	1,528,544
Tufts University Student Housing Project, Series 2025	5.250%	6/1/55	1,000,000	1,014,762
Tufts University, Series Q, Refunding	5.000%	8/15/38	500,000	500,246
UMass Boston Student Housing Project	5.000%	10/1/41	1,000,000	1,000,097
UMass Memorial Health Care Obligated Group, Series K, Refunding	5.000%	7/1/38	1,000,000	1,001,744
UMass Memorial Health Care Obligated Group, Series N-1, Refunding	4.500%	7/1/54	3,700,000	3,332,966
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Wellforce, Series A, Refunding	5.000%	7/1/44	$500,000	$477,397
Wellforce, Series C, Refunding, AG	4.000%	10/1/45	4,705,000	4,196,569
Wentworth Institute of Technology	5.000%	10/1/37	655,000	654,971
WGBH Educational Foundation, Series A, AMBAC	5.750%	1/1/42	5,000,000	5,612,494
Wheaton College, Series I	5.000%	1/1/53	3,000,000	2,699,317
Woods Hole Oceanographic Institution, Series 2018, Refunding	5.000%	6/1/32	660,000	682,204
Woods Hole Oceanographic Institution, Series 2018, Refunding	5.000%	6/1/33	900,000	928,771
Woods Hole Oceanographic Institution, Series 2018, Refunding	5.000%	6/1/34	1,000,000	1,030,527
Worcester Polytechnic Institute, Series 2026, Refunding	5.000%	9/1/38	500,000	542,494
Massachusetts State EFA Revenue:
Series B	5.500%	7/1/55	1,000,000	963,808 (b)
Series B, Refunding	5.250%	7/1/56	2,665,000	2,544,630 (b)
Massachusetts State HFA Revenue:
Series A, Refunding	3.250%	12/1/27	960,000	960,156
Series A, Refunding	5.100%	12/1/30	545,000	545,495 (b)
Sustainability Bonds, Series B-1	2.875%	12/1/51	2,000,000	1,361,984
Sustainability Bonds, Series C-1	3.100%	12/1/44	2,500,000	1,974,536
Sustainability Bonds, Series C-1	3.300%	12/1/59	5,625,000	3,897,222
Massachusetts State Municipal Wholesale Electric Co. Revenue:
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/38	425,000	455,887
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/39	450,000	476,637
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/40	470,000	493,860
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/41	490,000	512,641
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/44	1,740,000	1,803,926
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/28	210,000	217,621 (b)
Bosfuel Project, Series A, Refunding	5.000%	7/1/37	820,000	840,414 (b)
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	3,500,000	3,179,647 (b)
Green Bonds, Series A	5.000%	7/1/30	1,200,000	1,276,201 (b)
Green Bonds, Series A	5.000%	7/1/31	1,000,000	1,074,366 (b)
Series A, Refunding	5.000%	7/1/40	2,500,000	2,545,539 (b)
Series A, Refunding	5.000%	7/1/42	1,275,000	1,281,357 (b)
Massachusetts State School Building Authority Revenue:
Dedicated, Sales Tax Bonds, Series A	5.500%	2/15/55	580,000	613,376
Series A	5.000%	2/15/44	1,035,000	1,058,538
Social Bonds, Series A	5.000%	2/15/55	700,000	713,122
Social Bonds, Series B, Refunding	5.000%	2/15/38	500,000	549,613
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/48	2,095,000	2,113,417
Rail Enhancement Program, Green Bonds, Series A	5.000%	6/1/50	3,900,000	3,967,483
Rail Enhancement Program, Series A	5.000%	6/1/55	5,685,000	5,802,466
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	5.000%	8/1/46	675,000	715,245
Massachusetts State, GO:
Consolidated Loan, Series A	5.000%	1/1/49	3,000,000	3,028,301
Consolidated Loan, Series A	5.000%	1/1/54	5,000,000	5,071,311
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Consolidated Loan, Series C	5.000%	10/1/52	$2,000,000	$2,028,336
Consolidated Loan, Series C	5.250%	10/1/52	2,500,000	2,584,137
Consolidated Loan, Series C	5.000%	2/1/53	2,500,000	2,552,201
Consolidated Loan, Series C	5.000%	6/1/53	5,000,000	5,098,249
Consolidated Loan, Series D	5.000%	9/1/49	2,000,000	2,035,702
Consolidated Loan, Series E	5.000%	11/1/48	2,015,000	2,066,638
MWRA General Revenue:
Green Bonds, Series B, Refunding	5.250%	8/1/48	1,215,000	1,270,949
Green Bonds, Series C, Refunding	5.000%	8/1/42	2,635,000	2,845,112
North Reading, MA, GO, Municipal Purpose Loan, Series 2012, Refunding	5.000%	5/15/35	3,750,000	3,755,709
Quincy, MA, GO:
Municipal Purpose Loan, Refunding	4.000%	7/1/32	650,000	668,249
Municipal Purpose Loan, Series C	4.000%	9/15/40	325,000	315,793
Municipal Purpose Loan, Series C	4.000%	9/15/41	300,000	288,852
Municipal Purpose Loan, Series C	4.000%	9/15/42	275,000	261,315
University of Massachusetts, MA, Building Authority Project Revenue:
Senior Lien, Series 2020-1	5.000%	11/1/45	1,070,000	1,095,925
Senior Lien, Series 2022-1	5.000%	11/1/41	2,365,000	2,480,430
Senior Lien, Series 2022-1	5.000%	11/1/52	635,000	642,569
Series 2026-1, Refunding	5.000%	11/1/37	750,000	838,661
Total Massachusetts				256,231,750
Puerto Rico — 0.2%

Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	750,000	727,479
Texas — 0.2%

Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	470,000	458,236 (a)
U.S. Virgin Islands — 0.2%

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	640,000	665,493
Washington — 0.5%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	1,300,000	1,404,217
Total Investments before Short-Term Investments (Cost — $278,377,569)				270,129,262
			Shares
Short-Term Investments — 6.9%
Money Market Funds — 6.6%
Putnam Government Money Market Fund, Class P Shares (Cost — $19,229,127)	3.420%		19,229,127	19,229,127 (f)(g)
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 0.3%
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Children Hospital, Series U-1, Refunding, LOC - TD Bank N.A. (Cost — $1,000,000)	2.900%	3/1/48	$1,000,000	$1,000,000 (h)(i)

Total Short-Term Investments (Cost — $20,229,127)				20,229,127
Total Investments — 99.0% (Cost — $298,606,696)				290,358,389
Other Assets in Excess of Liabilities — 1.0%				2,916,764
Total Net Assets — 100.0%				$293,275,153

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $19,229,127 and the cost was $19,229,127 (Note 2).

(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HFA	—	Housing Finance Agency
LOC	—	Letter of Credit
MWRA	—	Massachusetts Water Resources Authority
USD	—	Unified School District
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	34	12/26	$3,771,827	$3,741,062	$30,765
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Massachusetts Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$270,129,262	—	$270,129,262
Short-Term Investments†:
Money Market Funds	$19,229,127	—	—	19,229,127
Municipal Bonds	—	1,000,000	—	1,000,000
Total Short-Term Investments	19,229,127	1,000,000	—	20,229,127
Total Investments	$19,229,127	$271,129,262	—	$290,358,389
Other Financial Instruments:
Futures Contracts††	$30,765	—	—	$30,765
Total	$19,259,892	$271,129,262	—	$290,389,154

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$29,939,608	$25,338,242	25,338,242	$36,048,723	36,048,723

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$184,199	—	$19,229,127

Franklin Massachusetts Municipal Income ETF 2026 Quarterly Report